Share-based Compensation - Share options activities (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Share options activities
Beginning balance (in shares)		22,297,000		12,174,000		12,314,000
Granted (in shares)		3,948,000		15,716,000		3,194,000
Exercised (in shares)		(3,263,000)		(4,492,000)		(2,255,000)
Forfeited (in shares)		(472,000)		(1,101,000)		(1,079,000)
Ending balance (in shares)		22,510,000		22,297,000		12,174,000	12,314,000
Exercisable (in shares)								2,052,000
Weighted Average Exercise Price
Beginning balance (in USD/shares) | $ / shares	$ 2.0236		$ 0.0001		$ 0.0001
Granted (in USD/shares) | $ / shares	0.0001		2.9007		0.0001
Exercised (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Forfeited (in USD/shares) | $ / shares	0.0001		0.4234		0.0001
Ending balance (in USD/shares) | $ / shares	2.0010		2.0236		0.0001
Exercisable (in USD/shares) | $ / shares	0.0001
Additional Disclosures
Weighted Average Remaining Contractual Life (In years)		5 years 3 days		5 years 4 months 28 days		4 years 1 month 17 days	4 years 5 months 15 days
Weighted Average Remaining Contractual Life, Exercisable (In years)		3 years 11 months 26 days
Aggregate Intrinsic Value, Beginning balance | ¥		¥ 12,177,047		¥ 1,581,408		¥ 1,233,028
Aggregate Intrinsic Value, Ending balance | ¥		¥ 6,372,503		¥ 12,177,047		¥ 1,581,408	¥ 1,233,028
Aggregate Intrinsic Value, Exercisable | ¥								¥ 606,974
Weighted average grant date fair value of options granted | (per share)	$ 65.5	¥ 423.6	$ 38.8	¥ 262.0	$ 15.0	¥ 104.4
Employees
Share options activities
Beginning balance (in shares)		11,355,000		8,274,000		7,641,000
Granted (in shares)		3,927,000		6,966,000		2,464,000
Exercised (in shares)		(2,094,000)		(2,784,000)		(1,352,000)
Forfeited (in shares)		(472,000)		(1,101,000)		(479,000)
Ending balance (in shares)		12,716,000		11,355,000		8,274,000	7,641,000
Exercisable (in shares)								952,000
Senior Management
Share options activities
Beginning balance (in shares)		10,712,000		3,655,000		4,235,000
Granted (in shares)				8,700,000		730,000
Exercised (in shares)		(1,101,000)		(1,643,000)		(710,000)
Forfeited (in shares)						(600,000)
Ending balance (in shares)		9,611,000		10,712,000		3,655,000	4,235,000
Exercisable (in shares)								950,000
Consultants
Share options activities
Beginning balance (in shares)		230,000		245,000		438,000
Granted (in shares)		21,000		50,000
Exercised (in shares)		(68,000)		(65,000)		(193,000)
Ending balance (in shares)		183,000		230,000		245,000	438,000
Exercisable (in shares)								150,000
Class Z Ordinary Shares
Additional Disclosures
Aggregate number of Ordinary Shares available for future grant under the Global Share Plan and the 2018 Plan								2,586,218